TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2025
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 7 – TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2025	December 31, 2024
Trades payables	$99,871	$322,235
VAT, income and dividend taxes payable	8,346	29,625
Salaries payable	40,046	50,078
	$148,263	$401,938

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)